PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of prepayments and other current assets

	2012	2013
	RMB	RMB
Rental and other deposits	1,461	3,413
Prepayments for rental and others	10,603	15,386
Employee advances	2,781	1,980
Payments made on behalf of customers	226,485	271,015
Prepaid insurance premium	975	1,072
Interest income receivable	36,231	47,656
Unutilized input value-added tax	—	3,167
Others	1,706	1,372

Total	280,242	345,061